Acquisition of Ocean Freight - Pro forma information (Table) (Details) (OceanFreight, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OceanFreight
Pro forma revenues	$ 1,107,854	$ 947,846
Pro forma operating income	173,188	318,873
Pro forma net income/(loss)	$ (58,225)	$ 121,120
Basic net income/ (loss) per share	$ (0.24)	$ 0.39